Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2016
Banking and Thrift [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2016, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2018	13,882
2019	9,101
2020	9,982
2021	13,750
2022	8,626
Later fiscal years	51,827

Total	107,168